Schedule I - Condensed Financial Information of Parent Company (Tables) - Parent Company [Member]	12 Months Ended
May 31, 2017
Condensed Financial Information of Parent Company - Balance Sheets

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2016	2017
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	11,984	11,472
Term deposit	10,000	10,000
Prepaid expense and other current assets	5,900	210
Amounts due from related parties	16,758	—

Total current assets	44,642	21,682
Amounts due from related parties	—	56,965
Long-term investments	96,498	120,260
Investments in subsidiaries and VIEs	1,353,090	1,569,358

Total assets	1,494,230	1,768,265

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	6,016	3,675
Amounts due to related parties	83,642	83,642

Total current liabilities	89,658	87,317

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2016 and 2017; 158,379,387 shares issued as of May 31, 2016 and 2017; 157,439,397 and 157,687,444 shares outstanding as of May 31, 2016 and 2017, respectively)	1,584	1,584
Treasury stock	(9)	(7)
Additional paid-in capital	223,422	249,126
Retained earnings	1,116,627	1,391,084
Accumulated other comprehensive income	62,948	39,161

Total shareholders’ equity	1,404,572	1,680,948

Total liabilities and equity	1,494,230	1,768,265

Condensed Financial Information of Parent Company - Statements of Operations

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2015	2016	2017
	US$	US$	US$
Operating costs and expenses:
General and administrative	12,963	16,732	18,236

Total operating costs and expenses	12,963	16,732	18,236

Operating loss	(12,963)	(16,732)	(18,236)
Interest income	2	1	122
Equity in earnings of subsidiaries and VIEs	205,974	241,615	292,571

Net income	193,013	224,884	274,457

Condensed Financial Information of Parent Company - Statements of Comprehensive Income

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands)

	Years ended May 31,
	2015	2016	2017
	US$	US$	US$
Net income	193,013	224,884	274,457

Other comprehensive income, net of tax
Foreign currency translation adjustment	12,006	(72,193)	(46,331)
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and nil for years ended May 31, 2015, 2016 and 2017	21,940	35,636	22,544

Other comprehensive income/ (loss)	33,946	(36,557)	(23,787)

Comprehensive income attributable to New Oriental Education & Technology Group Inc.	226,959	188,327	250,670

Condensed Financial Information of Parent Company - Statements of Changes in Equity

Condensed Financial Information of Parent Company Statements of Changes in Equity

(In thousands, except share data)

	Common shares		Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity
	Unrestricted shares	Amount
		US$	US$	US$	US$	US$	US$
Balance at June 1, 2014	157,758,666	1,584	174,009	(6)	784,612	65,559	1,025,758

Reissuance of Treasury stock for the exercises of employee share options	953,514	—	11,353	9	—	—	11,362
Reissuance of Treasury stock for Non-vested equity shares vested	575,432	—	(6)	6	—	—	—
Share based compensation expense	—	—	15,689	—	—	—	15,689
Share repurchase	(2,800,849)	—	(59,392)	(28)	—	—	(59,420)
Net income	—	—	—	—	193,013	—	193,013
Foreign currency translation adjustment	—	—	—	—	—	12,006	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	21,940	21,940

Balance at May 31, 2015	156,486,763	1,584	141,653	(19)	977,625	99,505	1,220,348

Reissuance of Treasury stock for the exercises of employee share options	240,304	—	2,428	3	—	—	2,431
Reissuance of Treasury stock for Non-vested equity shares vested	712,330	—	(7)	7	—	—	—
Share based compensation expense	—	—	16,810	—	—	—	16,810
Dividend declared	—	—	—	—	(62,668)	—	(62,668)
Net income	—	—	—	—	224,884	—	224,884
Capital injection of noncontrolling interests	—	—	39,579	—	—	—	39,579
Repurchase share from noncontrolling interest	—	—	(255)	—	—	—	(255)
Equity restructure of Xuncheng	—	—	23,214	—	(23,214)	—	—
Foreign currency translation adjustment	—	—	—	—	—	(72,193)	(72,193)
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	35,636	35,636

Balance at May 31, 2016	157,439,397	1,584	223,422	(9)	1,116,627	62,948	1,404,572

Reissuance of Treasury stock for the exercises of employee share options	48,047	—	256	—	—	—	256
Reissuance of Treasury stock for Non-vested equity shares vested	200,000	—	(2)	2	—	—	—
Share based compensation expense	—	—	20,287	—	—	—	20,287
Net income	—	—	—	—	274,457	—	274,457
Capital injection of noncontrolling interests	—	—	4,871	—	—	—	4,871
NCI transactions in Xuncheng	—	—	74	—	—	—	74
Capital injection in Taiyanggong Kindergarten	—	—	218	—	—	—	218
Foreign currency translation adjustment	—	—	—	—	—	(46,331)	(46,331)
Unrealized gain on available-for-sale investment, net of tax effect of nil	—	—	—	—	—	22,544	22,544

Balance at May 31, 2017	157,687,444	1,584	249,126	(7)	1,391,084	39,161	1,680,948

Condensed Financial Information of Parent Company - Statements of Cash Flows

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2015	2016	2017
	US$	US$	US$
Cash flows from operating activities:
Net income	193,013	224,884	274,457
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(205,974)	(241,615)	(292,571)
Dividend received from subsidiaries	—	49,984	43,417
Share-based compensation expense	15,689	16,810	20,287
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,613)	5,135	5,404
Accrued expenses and other current liabilities	(2,728)	(3,673)	(2,341)
Amounts due from/to related parties	(762)	(1,446)	(40,207)

Net cash (used in) provided by operating activities	(3,375)	50,079	8,446

Cash flows from investing activities
Investments in term deposits	—	(10,000)	—
Payment for available-for-sale investments	(10,300)	(9,500)	(1,000)
Proceed from investment withdrawn in Dajie.com	—	540	—
Loan to related parties	(6,423)	1,487	—
Investment in a subsidiary	—	—	(8,500)
Repayment from related parties	—	8,512	—

Net cash used in investing activities	(16,723)	(8,961)	(9,500)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	11,332	2,176	542
Loan from a related party	75,060	8,610	—
Cash paid for shares repurchase	(59,420)	—	—
Cash paid for dividend	—	(62,668)	—

Net cash provided by (used in) financing activities	26,972	(51,882)	542

Net increase / (decrease) in cash and cash equivalents	6,874	(10,764)	(512)
Cash and cash equivalents, beginning of year	15,874	22,748	11,984

Cash and cash equivalents, end of year	22,748	11,984	11,472